Additional Information-Financial Statement Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses	$ (9,871)	$ (12,141)	$ (16,132)
Interest income	1,206	105	104
Provision for income taxes	(337)	(114)	(292)
Net income/(loss) attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	(3,068)	45,418	1,528
Other comprehensive (loss)/income, after reclassification, net of tax Foreign currency translation adjustment	866	(5,652)	(3,892)
Comprehensive (loss)/income attributable to ordinary shareholders	(2,349)	23,479	(2,331)
CDTV Holding [Member]
Operating expenses	(1,607)	(1,241)	(702)
Interest income	1
Equity in earnings/(loss) of subsidiaries and VIE	(1,125)	46,864	2,535
Net income/(loss) before provision for income taxes	(2,731)	45,623	1,833
Provision for income taxes	(337)	(205)	(305)
Net income/(loss) attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	(3,068)	45,418	1,528
Other comprehensive (loss)/income, after reclassification, net of tax Foreign currency translation adjustment	719	(21,939)	(3,859)
Comprehensive (loss)/income attributable to ordinary shareholders	$ (2,349)	$ 23,479	$ (2,331)